Note 7 Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[3]
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 232,185	[1]	€ 214,522	[2]	€ 214,066	[4]
Allowance account for credit losses of financial assets	4,684	[1]	(4,593)	[2]	(4,860)	[4]
Loans and advances to customers	227,501	[1]	209,929	[2]	209,206	[4]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	91,717		91,086		73,729
Allowance account for credit losses of financial assets	3,055		(3,049)		(2,496)
Loans and advances to customers	88,662		88,037		71,233
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	50,083	[5]	39,058	[6]	39,547	[7]
Allowance account for credit losses of financial assets	1,784	[5]	(1,641)	[6]	(2,105)	[7]
Loans and advances to customers	48,299	[5]	37,416	[6]	37,443	[7]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	48,897	[8]	43,151	[9]	40,199	[10]
Allowance account for credit losses of financial assets	2,079	[8]	(1,976)	[9]	(1,768)	[10]
Loans and advances to customers	46,818	[8]	41,175	[9]	38,431	[10]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,205		1,094		1,047
Allowance account for credit losses of financial assets	9		(10)		(8)
Loans and advances to customers	1,197		1,085		1,039
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	424,087	[11]	388,912	[12]	368,588	[13]
Allowance account for credit losses of financial assets	11,611	[11]	(11,269)	[12]	(11,237)	[13]
Loans and advances to customers	412,477	[11]	377,643	[12]	357,351	[13]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	1,532		(1,665)		(2,164)
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	10,079		(9,604)		(9,073)
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	208,969	[1]	183,503	[2]	186,977	[4]
Allowance account for credit losses of financial assets	543	[1]	(503)	[2]	(518)	[4]
Loans and advances to customers	208,426	[1]	183,000	[2]	186,459	[4]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	83,053		81,619		66,448
Allowance account for credit losses of financial assets	1,210		(1,097)		(955)
Loans and advances to customers	81,843		80,522		65,494
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	42,708	[5]	34,105	[6]	32,755	[7]
Allowance account for credit losses of financial assets	243	[5]	(167)	[6]	(224)	[7]
Loans and advances to customers	42,465	[5]	33,938	[6]	32,531	[7]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	42,204	[8]	36,237	[9]	34,312	[10]
Allowance account for credit losses of financial assets	393	[8]	(319)	[9]	(318)	[10]
Loans and advances to customers	41,811	[8]	35,918	[9]	33,994	[10]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,170		1,069		1,035
Allowance account for credit losses of financial assets	0		0		0
Loans and advances to customers	1,170		1,068		1,035
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	378,104	[11]	336,533	[12]	321,528	[13]
Allowance account for credit losses of financial assets	2,389	[11]	(2,087)	[12]	(2,014)	[13]
Loans and advances to customers	375,715	[11]	334,446	[12]	319,513	[13]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	13		(15)		(21)
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	2,376		(2,072)		(1,994)
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	15,637	[1]	22,953	[2]	19,621	[4]
Allowance account for credit losses of financial assets	631	[1]	(714)	[2]	(759)	[4]
Loans and advances to customers	15,006	[1]	22,239	[2]	18,862	[4]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,147		6,995		5,342
Allowance account for credit losses of financial assets	542		(620)		(475)
Loans and advances to customers	5,605		6,375		4,866
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	5,534	[5]	3,234	[6]	4,436	[7]
Allowance account for credit losses of financial assets	390	[5]	(314)	[6]	(358)	[7]
Loans and advances to customers	5,144	[5]	2,920	[6]	4,078	[7]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,431	[8]	4,738	[9]	4,166	[10]
Allowance account for credit losses of financial assets	283	[8]	(377)	[9]	(345)	[10]
Loans and advances to customers	4,148	[8]	4,362	[9]	3,821	[10]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	23		15		3
Allowance account for credit losses of financial assets	1		(1)		0
Loans and advances to customers	22		14		3
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	31,772	[11]	37,935	[12]	33,568	[13]
Allowance account for credit losses of financial assets	1,847	[11]	(2,026)	[12]	(1,938)	[13]
Loans and advances to customers	29,925	[11]	35,909	[12]	31,629	[13]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	321		(471)		(604)
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	1,526		(1,555)		(1,334)
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	7,579	[1]	8,066	[2]	7,468	[4]
Allowance account for credit losses of financial assets	3,510	[1]	(3,375)	[2]	(3,583)	[4]
Loans and advances to customers	4,069	[1]	4,690	[2]	3,885	[4]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,517		2,472		1,939
Allowance account for credit losses of financial assets	1,303		(1,332)		(1,066)
Loans and advances to customers	1,214		1,140		873
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,841	[5]	1,719	[6]	2,356	[7]
Allowance account for credit losses of financial assets	1,151	[5]	(1,160)	[6]	(1,523)	[7]
Loans and advances to customers	690	[5]	559	[6]	833	[7]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,262	[8]	2,176	[9]	1,721	[10]
Allowance account for credit losses of financial assets	1,403	[8]	(1,280)	[9]	(1,105)	[10]
Loans and advances to customers	860	[8]	896	[9]	615	[10]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	12		11		9
Allowance account for credit losses of financial assets	7		(8)		(7)
Loans and advances to customers	4		2		2
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk			14,444	[12]	13,493	[13]
Allowance account for credit losses of financial assets	7,374	[11]	(7,156)	[12]	(7,284)	[13]
Loans and advances to customers	6,837	[11]	7,287	[12]	6,208	[13]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	1,197		(1,179)		(1,539)
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ 6,177		€ (5,977)		€ (5,745)

[1]	(1) Spain includes all countries where BBVA, S.A. operates.
[2]	(1) Spain includes all countries where BBVA, S.A. operates.
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[4]	(2) Spain includes all countries where BBVA, S.A. operates.
[5]	(2) Turkey includes all countries in which Garanti BBVA operates.
[6]	(2) Turkey includes all countries in which Garanti BBVA operates.
[7]	(3) Turkey includes all countries in which Garanti BBVA operates.
[8]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[9]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[10]	(4) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[11]	(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024, the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.
[12]
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023 the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

[13]
(5) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022 the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.